Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 331,717	¥ 335,401
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 214,000	¥ 248,000